Organization and Description of Business	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Organization and Description of Business

Note 1. Organization and Description of Business

Description of Business

Prior to the Business Combination (as described below), MariaDB plc (“MariaDB” or the “Company”) was a Finnish corporation called MariaDB Corporation Ab (“Legacy MariaDB”), which was originally incorporated in Finland in 2010. As part of the Business Combination, the Company became an Irish public limited company that is publicly traded on the New York Stock Exchange (“NYSE”). MariaDB is one of the most popular, general purpose, relational database. The Company’s operations consist of programming, development and sales of software programs, applications and tools related to enterprise database software, including a cloud database-as-a service, and related systems and services. In addition, the Company also provides user support, consultation and training for the software, applications, tools, and systems. The Company is active in development of both open source and closed source software.

The Company is headquartered in Redwood City, California and Dublin, Ireland, with operations also in other locations including Espoo, Finland, and Sofia, Bulgaria. The Company’s fiscal year ends September 30.

Business Combination

On January 31, 2022, the Merger Agreement was signed among Angel Pond Holdings Corporation (“APHC”), a blank check company incorporated as a Cayman Islands exempted company in 2021, Mangomill plc, an Irish public limited company and wholly owned subsidiary of APHC (“Irish Holdco”), Meridian MergerSub Inc., a Cayman Islands exempted company and wholly owned subsidiary of Irish Holdco (“Merger Sub”), and Legacy MariaDB. In connection with the Merger, Merger Sub merged with and into APHC, with APHC continuing as the surviving entity and a wholly owned subsidiary of Irish Holdco (the “Irish Domestication Merger”), and Legacy MariaDB then merged with and into Irish Holdco, with Irish Holdco continuing as the surviving entity (the “Merger”). APHC is in the process of being liquidated. The Irish Domestication Merger, the Merger and the other transactions contemplated by the Merger Agreement are collectively referred to as the “Business Combination”. In connection with the Business Combination, Irish Holdco changed its name to MariaDB plc.

In accordance with the Merger Agreement, certain holders of equity securities of the Legacy MariaDB (the “Equity Holders”) received shares of the Company following the Business Combination. At the time of closing, all outstanding capital shares and stock options of the Legacy MariaDB became similar securities of the Company. All the proceeds from APHC’s trust account available after any redemptions of APHC’s public shares in connection with the closing of the Business Combination and from the related PIPE Investment (as described below), after payment of transaction expenses and deferred underwriting fees, remained on the Company’s balance sheet to fund growth and working capital.

On December 16, 2022 (the “Closing Date”), the Company consummated the closing of the Business Combination.

The transaction was accounted for as a reverse recapitalization with Legacy MariaDB being the accounting acquirer and APHC as the acquired company for accounting purposes. Legacy MariaDB was determined to be the accounting acquirer since Legacy MariaDB’s shareholders prior to the Business Combination had the greatest voting interest in the combined entity, Legacy MariaDB comprised the ongoing operations, had the go-forward senior management, and the Legacy MariaDB shareholders were to control the board of directors and have a majority of the voting power of MariaDB plc. Accordingly, for accounting purposes, the financial statements after the closing of the Business Combination represents a continuation of the financial statements of Legacy MariaDB, with the Business Combination treated as the equivalent of Irish Holdco issuing shares for the net assets of APHC, accompanied by a recapitalization. The net assets of APHC are stated at historical cost, with no goodwill or other intangible assets recorded.

Prior to the Business Combination, APHC Class A Ordinary Shares, APHC Public Units, and APHC Public Warrants were listed on the NYSE under the symbols “POND,” “POND.U,” and “POND WS,” respectively. On December 19, 2022, the Ordinary Shares and Public Warrants (as described below) began trading on the NYSE under the proposed symbols “MRDB” and “MRDB.WS,” respectively. See Note 7 Stockholder’s Equity (Deficit) for additional details.

Certain MariaDB plc Ordinary Shares received as consideration in connection with the Business Combination (or securities convertible into or exchangeable for shares of MariaDB Ordinary Shares) may not be sold or otherwise disposed of or hedged by certain shareholders for a period of 180 days after the Closing Date.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements, including the accounts of MariaDB and its wholly-owned subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions among the consolidated entities have been eliminated in consolidation.

The interim financial information of the Company and its subsidiaries are unaudited and have been prepared on a consistent basis with the Company’s annual audited financial statements that were included in the Company’s Form 8-K filed on December 22, 2022, and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair statement of the Company’s financial information. The financial data and the other financial information disclosed in these notes to the unaudited condensed consolidated financial statements related to the three-month periods are also unaudited. The unaudited condensed consolidated results of operations for the six months ended March 31, 2023 are not necessarily indicative of the results of operations to be expected for the year ending September 30, 2023 or for any other future annual or interim period. The audited consolidated balance sheet as of September 30, 2022 included herein was derived from the audited financial statements as of that date. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed consolidated or omitted. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s Form 8-K filed on December 22, 2022.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption and, therefore, for new or revised accounting standards applicable to public companies, the Company will be subject to an extended transition period until those standards would otherwise apply to private companies.

Liquidity and Going Concern

As of March 31, 2023, the Company had an accumulated deficit of $222.1 million and $9.7 million in cash and cash equivalents. The Company is currently seeking financing to avoid any potential shortfall of cash and cash equivalents to fund operations, including capital expenditure requirements for at least 12 months from the date the financial statements were issued. Should sufficient financing not be available to the Company, it will raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s need for additional capital may depend on many factors, including subscription revenue growth rate, subscription renewals, billing timing and frequency, the timing and extent of spending to support development efforts, the expansion of sales and marketing activities, the need for necessary technology and operating infrastructure to support the business, the introduction of new and enhanced database features and functionality and the continued market adoption of database solutions. The Company is currently seeking additional equity or debt financings to meet projected working capital, operating, and debt repayment needs, including for repayment of the EIB Term Loan. However, such financings are subject to market conditions, and are not within the Company’s control, and therefore cannot be deemed probable as adequate capital may not be available to the Company when needed or on acceptable terms. There is no assurance that the Company will be successful in raising additional funds. As a result, the Company has concluded that potentially raising funds does not alleviate substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty.

Mariadb Corporation Ab
Business Acquisition [Line Items]
Organization and Description of Business

Note 1. Organization and Description of Business

Description of Business

MariaDB Corporation Ab (“MariaDB” or the “Company”) was originally incorporated in Finland in 2010. MariaDB is one of the most popular, general purpose, relational database. The Company’s operations consist of programming, development and sales of software programs, applications and tools related to enterprise database software, including a cloud database-as-a service, and related systems and services. In addition, the Company also provides user support, consultation and training for the software, applications, tools, and systems. The Company is active in development of both open source and closed source software.

The Company is headquartered in Espoo, Finland and has operations in Redwood City, California and Sofia, Bulgaria. The Company’s fiscal year ends September 30.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements, including the accounts of MariaDB and its wholly-owned subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions among the consolidated entities have been eliminated in consolidation.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption and, therefore, for new or revised accounting standards applicable to public companies, the Company will be subject to an extended transition period until those standards would otherwise apply to private companies.

Business Combination

On January 31, 2022, the business combination agreement (the “Merger Agreement”) was signed between Angel Pond Holdings Corporation (“APHC”), the Company, and certain other parties. In accordance with the Merger Agreement, certain holders of equity securities of the Company (the “Equity Holders”) would receive shares of the continuing public company (the “Combined Company”) following a series of mergers (the “Business Combination”). At the time of closing the Business Combination, all outstanding capital shares and stock options of the Company would become similar securities of the Combined Company. All the proceeds from APHC’s trust account available after any redemptions of APHC’s public shares in connection with the closing of the Business Combination and from the related PIPE investment, after payment of transaction expenses and deferred underwriting fees, would remain on the Combined Company’s balance sheet to fund its growth and working capital.

Liquidity and Going Concern

As of September 30, 2022, the Company had an accumulated deficit of $200.3 million and $4.8 million in cash and cash equivalents. Without giving effect to the anticipated net proceeds from the Business Combination, the Company does not believe that current cash and cash equivalents will be sufficient to fund operations, including capital expenditure requirements for at least 12 months from the date the financial statements were issued. This raises substantial doubt about the Company’s ability to continue as a going concern.

The Company’s need for additional capital may depend on many factors, including subscription revenue growth rate, subscription renewals, billing timing and frequency, the timing and extent of spending to support development efforts, the expansion of sales and marketing activities, the need for necessary technology and operating infrastructure to support the business, the introduction of new and enhanced database features and functionality and the continued market adoption of database solutions. The Company may be required to raise funds through additional equity or debt financings. However, such financings are subject to market conditions, and are not within the Company’s control, and therefore cannot be deemed probable as adequate capital may not be available to the Company when needed or on acceptable terms. There is no assurance that the Company will be successful in raising additional funds. As a result, the Company has concluded that potentially raising funds does not alleviate substantial doubt about the Company’s ability to continue as a going concern. The accompanying annual financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty.